INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of provision for income tax
The provision for income tax was as follows:

Expense (recovery)	2018	2017	2016
Current corporate income tax – North America	$312	$(145)	$(377)
Current corporate income tax – North Sea	28	57	(74)
Current corporate income tax – Offshore Africa	54	45	22
Current PRT (1) – North Sea	(29)	(132)	(198)
Other taxes	9	11	9
Current income tax	374	(164)	(618)
Deferred corporate income tax	540	586	(106)
Deferred PRT (1) – North Sea	17	54	(135)
Deferred income tax	557	640	(241)
Income tax	$931	$476	$(859)
(1) Petroleum Revenue Tax.

Schedule of provision for income tax reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings (loss) before taxes. The reasons for the difference are as follows:

	2018	2017	2016
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Income tax provision at statutory rate	$951	$776	$(287)
Effect on income taxes of:
UK PRT and other taxes	(3)	(67)	(324)
Impact of deductible UK PRT and other taxes on corporate income tax	3	28	131
Foreign and domestic tax rate differentials	6	(43)	(54)
Non-taxable portion of capital gains/losses	142	(86)	(80)
Stock options exercised for common shares	(41)	33	94
Income tax rate and other legislative changes	—	10	(107)
Non-taxable gain on corporate acquisitions	(119)	(63)	—
Revisions arising from prior year tax filings	(136)	(3)	(120)
Change in unrecognized capital loss carryforward asset	142	(86)	(80)
Other	(14)	(23)	(32)
Income tax expense (recovery)	$931	$476	$(859)

Summary of major temporary differences, movements in deferred tax assets and liabilities, and net deferred income tax liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2018	2017
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,885	$12,484
Unrealized risk management activities	33	20
PRT deduction for corporate income tax	1	7
Investments	46	96
Investment in North West Redwater Partnership	414	252
Other	174	—
	13,553	12,859
Deferred income tax assets
Asset retirement obligations	(1,142)	(1,264)
Loss carryforwards	(855)	(523)
Unrealized foreign exchange loss on long-term debt	(104)	(29)
Deferred PRT	(1)	(18)
Other	—	(50)
	(2,102)	(1,884)
Net deferred income tax liability	$11,451	$10,975
The following table summarizes the movements of the net deferred income tax liability during the year:

	2018	2017	2016
Balance – beginning of year	$10,975	$9,073	$9,344
Deferred income tax expense (recovery)	557	640	(241)
Deferred income tax (recovery) expense included in other comprehensive income	(6)	4	(5)
Foreign exchange adjustments	41	(29)	(25)
Business combinations (note 6,7,8)	(116)	1,287	—
Balance – end of year	$11,451	$10,975	$9,073
Movements in deferred tax assets and liabilities recognized in net earnings (loss) during the year were as follows:

	2018	2017	2016
Property, plant and equipment and exploration and evaluation assets	$281	$541	$37
Timing of partnership items	—	—	(261)
Unrealized foreign exchange (gain) loss on long-term debt	(75)	120	63
Unrealized risk management activities	18	(46)	(44)
Asset retirement obligations	175	(88)	(20)
Loss carryforwards	(61)	48	(221)
Investments	(50)	(2)	38
Investment in North West Redwater Partnership	162	30	81
Deferred PRT	17	54	(135)
PRT deduction for corporate income tax	(7)	(21)	61
Other	97	4	160
	$557	$640	$(241)